Significant acquisition of businesses (Details 4)				6 Months Ended
	Jun. 25, 2025 USD ($)	Jun. 24, 2025 USD ($)	Apr. 03, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jul. 11, 2025 USD ($)	May 27, 2025 USD ($)
Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash offer per outstanding share for acquisitions applying the optional concentration test						$ 7.00
Contingent value right per share for acquisitions applying the optional concentration test						$ 7.00
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test	$ (800,000,000)	$ (700,000,000)
Number of contingent value per share issued for acquisitions applying the optional concentration test		1
Liability related to employee share plans for acquisitions applying the optional concentration test					$ 100,000,000
Contingent value right amount for acquisitions applying the optional concentration test	900,000,000
Intangible assets other than goodwill for acquisitions applying the optional concentration test	800,000,000
Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test			$ (900,000,000)
Intangible assets other than goodwill for acquisitions applying the optional concentration test			900,000,000
Potential milestone maximum payment for acquisitions applying the optional concentration test			2,100,000,000
Cash and cash equivalents recognised as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed				$ 70,000,000
Cash and cash equivalents recognised as of acquisition date | Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed	$ 23,000,000
Cash and cash equivalents recognised as of acquisition date | Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed			$ 47,000,000